Acquisitions - Fiscal 2017 Acquisitions (Details) - USD ($)		12 Months Ended
	May 05, 2016	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Business Acquisition [Line Items]
Payments for acquisitions, net of cash acquired		$ 203,000,000	[1],[2]	$ 434,000,000	[2]	$ 554,000,000
Goodwill		7,619,000,000	[3]	1,855,000,000	[4]	1,277,000,000
Xchanging
Business Acquisition [Line Items]
Total consideration transferred	$ 693,000,000
Payments for acquisitions, net of cash acquired	492,000,000
Acquisition related costs	17,000,000
Current assets acquired	396,000,000
Noncurrent assets	99,000,000
Intangible assets	582,000,000
Current liabilities	267,000,000
Long-term liabilities	516,000,000
Goodwill	680,000,000
Expected tax deductible amount of goodwill acquired	0
Non-controlling interest	$ 281,000,000
Customer relationships | Xchanging
Business Acquisition [Line Items]
Useful Lives (Years)	15 years
GBS
Business Acquisition [Line Items]
Goodwill		4,531,000,000		1,470,000,000		914,000,000
GBS | Xchanging
Business Acquisition [Line Items]
Goodwill	$ 646,000,000
GIS
Business Acquisition [Line Items]
Goodwill		$ 3,088,000,000		$ 385,000,000		$ 363,000,000
GIS | Xchanging
Business Acquisition [Line Items]
Goodwill	$ 34,000,000
Minimum | Developed technology | Xchanging
Business Acquisition [Line Items]
Useful Lives (Years)	7 years
Minimum | Trade names | Xchanging
Business Acquisition [Line Items]
Useful Lives (Years)	3 years
Maximum | Developed technology | Xchanging
Business Acquisition [Line Items]
Useful Lives (Years)	8 years
Maximum | Trade names | Xchanging
Business Acquisition [Line Items]
Useful Lives (Years)	5 years

[1]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[2]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.
[3]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[4]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.